INVESTMENTS IN ASSOCIATED COMPANIES (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Feb. 28, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Jan. 31, 2020
Equity Method Investment [Roll Forward]
Balance as of December 31, 2022		$ 65,400
Distributions received from associated companies		(16,868)	$ (7,497)
Loss on disposal of equity method investments		(163)
Share of income		10,030
Balance as of June 30, 2023		$ 58,399
TFG Marine Pte Ltd ("TFG Marine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)		10.00%			10.00%		10.00%
Equity Method Investment [Roll Forward]
Distributions received from associated companies	$ (4,900)
SwissMarine Pte. Ltd. ("SwissMarine")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)		15.92%		15.92%	16.40%	16.40%
Equity Method Investment [Roll Forward]
Balance as of December 31, 2022		$ 51,437
Distributions received from associated companies		(7,803)
Loss on disposal of equity method investments		(163)
Share of income		5,322
Balance as of June 30, 2023		$ 48,793
United Freight Carriers LLC ("UFC")
Schedule of Equity Method Investments [Line Items]
Ownership percentage (percent)		50.00%			50.00%
Equity Method Investment [Roll Forward]
Distributions received from associated companies		$ (4,200)
Balance as of June 30, 2023		2,200
Other
Equity Method Investment [Roll Forward]
Balance as of December 31, 2022		13,963
Distributions received from associated companies		(9,065)
Loss on disposal of equity method investments		0
Share of income		4,708
Balance as of June 30, 2023		$ 9,606